UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—57.9%
Aerospace & defense—0.8%
Spirit AeroSystems Holdings, Inc., Class A	27,201	854,655
Teledyne Technologies, Inc.*	75	30,386
TransDigm Group, Inc.*	1,769	1,070,900
		1,955,941
Auto components—0.0%†
Aptiv PLC*	219	23,267
BorgWarner, Inc.	263	10,604
		33,871
Automobiles—1.1%
Ford Motor Co.	78,266	1,070,679
General Motors Co.*	1,198	46,339
Tesla, Inc.*	2,009	1,523,344
		2,640,362
Banks—1.5%
Bank of America Corp.	4,797	178,448
Bank OZK	22,676	940,374
Citigroup, Inc.	1,309	69,914
Citizens Financial Group, Inc.	282	11,669
Comerica, Inc.	85	7,073
Fifth Third Bancorp	445	17,546
First Republic Bank	135	20,929
Huntington Bancshares, Inc.	976	13,547
JPMorgan Chase & Co.	1,981	261,948
KeyCorp	561	11,198
M&T Bank Corp.	118	21,236
PNC Financial Services Group, Inc.	277	48,589
Regions Financial Corp.	575	12,702
Signature Bank	49	10,597
SVB Financial Group*	46	22,474
Truist Financial Corp.	862	42,876
U.S. Bancorp	950	50,416
Wells Fargo & Co.	39,243	1,796,152
Zions Bancorp N.A.	93	5,305
		3,542,993
Beverages—0.8%
Brown-Forman Corp., Class B	374	24,729
Coca-Cola Co.	7,531	477,315
Constellation Brands, Inc., Class A	3,692	906,275

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Beverages—(concluded)
Molson Coors Beverage Co., Class B	364	20,326
Monster Beverage Corp.*	726	64,701
PepsiCo, Inc.	2,677	449,066
		1,942,412
Biotechnology—2.8%
AbbVie, Inc.	30,558	4,503,332
Amgen, Inc.	1,181	303,210
Biogen, Inc.*	313	62,600
BioNTech SE, ADR*	1,900	310,384
Gilead Sciences, Inc.	2,605	168,934
Incyte Corp.*	413	31,343
Moderna, Inc.*	751	109,143
Regeneron Pharmaceuticals, Inc.*	227	150,896
Vertex Pharmaceuticals, Inc.*	4,501	1,209,194
		6,849,036
Capital markets—1.2%
Ameriprise Financial, Inc.	6,008	1,659,830
Bank of New York Mellon Corp.	486	22,653
BlackRock, Inc.	101	67,577
Cboe Global Markets, Inc.	82	9,209
Charles Schwab Corp.	9,103	638,120
CME Group, Inc.	242	48,117
FactSet Research Systems, Inc.	31	11,835
Franklin Resources, Inc.	183	4,956
Goldman Sachs Group, Inc.	231	75,502
Intercontinental Exchange, Inc.	400	40,956
Invesco Ltd.	254	4,912
MarketAxess Holdings, Inc.	30	8,450
Moody's Corp.	120	36,188
Morgan Stanley	957	82,436
MSCI, Inc.	66	29,195
Nasdaq, Inc.	88	13,663
Northern Trust Corp.	148	16,539
Raymond James Financial, Inc.	136	13,395
S&P Global, Inc.	247	86,322
State Street Corp.	248	17,978

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
T. Rowe Price Group, Inc.	166	21,097
		2,908,930
Chemicals—1.5%
Air Products and Chemicals, Inc.	576	141,788
Albemarle Corp.	314	81,772
Celanese Corp.	287	44,921
CF Industries Holdings, Inc.	19,876	1,963,153
Corteva, Inc.	1,862	116,598
Dow, Inc.	1,910	129,842
DuPont de Nemours, Inc.	1,377	93,429
Eastman Chemical Co.	347	38,226
Ecolab, Inc.	644	105,558
FMC Corp.	343	42,045
International Flavors & Fragrances, Inc.	684	90,404
Linde PLC	1,325	430,201
LyondellBasell Industries N.V., Class A	662	75,634
Mosaic Co.	997	62,462
PPG Industries, Inc.	641	81,080
Sherwin-Williams Co.	651	174,494
		3,671,607
Communications equipment—0.2%
Arista Networks, Inc.*	365	37,332
Cisco Systems, Inc.	6,900	310,845
F5, Inc.*	83	13,532
Juniper Networks, Inc.	477	14,634
Motorola Solutions, Inc.	271	59,550
		435,893
Construction materials—0.1%
Martin Marietta Materials, Inc.	162	54,980
Vulcan Materials Co.	365	60,177
		115,157
Consumer finance—0.4%
American Express Co.	415	70,060
Capital One Financial Corp.	282	36,057
Discover Financial Services	199	22,585

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Synchrony Financial	21,232	786,433
		915,135
Containers & packaging—0.1%
Amcor PLC	3,967	51,968
Avery Dennison Corp.	222	38,308
Ball Corp.	874	61,958
International Paper Co.	1,057	51,212
Packaging Corp. of America	252	39,634
Sealed Air Corp.	392	24,375
Westrock Co.	723	35,058
		302,513
Distributors—0.0%†
Genuine Parts Co.	111	15,177
LKQ Corp.	227	11,666
Pool Corp.	29	11,560
		38,403
Diversified consumer services—0.2%
Chegg, Inc.*	19,564	380,715

Diversified financial services—0.6%
Berkshire Hathaway, Inc., Class B*	1,233	389,603
Voya Financial, Inc.[1]	16,059	1,101,808
		1,491,411
Diversified telecommunication services—0.2%
AT&T, Inc.	9,866	210,047
Lumen Technologies, Inc.[1]	1,225	14,994
Verizon Communications, Inc.	5,935	304,406
		529,447
Electric utilities—0.6%
NextEra Energy, Inc.	20,119	1,522,807

Electrical equipment—0.5%
Regal Rexnord Corp.	10,234	1,278,738

Electronic equipment, instruments & components—0.1%
Amphenol Corp., Class A	921	65,262
CDW Corp.	217	36,860
Corning, Inc.	1,183	42,375

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
IPG Photonics Corp.*	50	5,275
Keysight Technologies, Inc.*	295	42,952
TE Connectivity Ltd.	497	64,307
Trimble, Inc.*	426	28,989
Zebra Technologies Corp., Class A*	86	29,084
		315,104
Energy equipment & services—0.4%
Baker Hughes Co.	2,998	107,868
Halliburton Co.	12,580	509,490
Schlumberger N.V.	4,639	213,208
		830,566
Entertainment—0.8%
Activision Blizzard, Inc.	1,093	85,123
Electronic Arts, Inc.	390	54,074
Live Nation Entertainment, Inc.*	189	17,964
Netflix, Inc.*	627	123,795
Take-Two Interactive Software, Inc.*	10,544	1,313,044
Walt Disney Co.*	2,594	286,481
Warner Bros Discovery, Inc.*	3,095	57,103
		1,937,584
Equity real estate investment trusts—1.1%
Alexandria Real Estate Equities, Inc.	193	32,028
American Tower Corp.	628	160,850
AvalonBay Communities, Inc.	184	38,265
Boston Properties, Inc.	186	20,679
Camden Property Trust	140	20,089
Crown Castle International Corp.	595	112,842
Digital Realty Trust, Inc.	377	52,625
Duke Realty Corp.	520	27,472
Equinix, Inc.	124	85,199
Equity Residential	460	35,342
Essex Property Trust, Inc.	82	23,276
Extra Space Storage, Inc.	175	31,185
Federal Realty Investment Trust	93	10,692
Healthpeak Properties, Inc.	795	23,604
Host Hotels & Resorts, Inc.	960	19,190
Iron Mountain, Inc.	387	20,859
Kimco Realty Corp.	1,046	24,738
Mid-America Apartment Communities, Inc.	153	27,693

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Prologis, Inc.	12,221	1,557,933
Public Storage	216	71,418
Realty Income Corp.	831	56,691
Regency Centers Corp.	212	14,460
SBA Communications Corp.	143	48,135
Simon Property Group, Inc.	478	54,803
UDR, Inc.	421	20,124
Ventas, Inc.	535	30,356
Vornado Realty Trust	215	7,516
Welltower, Inc.	637	56,750
Weyerhaeuser Co.	984	38,888
		2,723,702
Food & staples retailing—0.6%
Costco Wholesale Corp.	854	398,152
Kroger Co.	1,350	71,510
Sysco Corp.	975	82,075
Walgreens Boots Alliance, Inc.	1,339	58,688
Walmart, Inc.	6,312	811,913
		1,422,338
Food products—2.0%
Archer-Daniels-Midland Co.	1,088	98,812
Bunge Ltd.	19,921	2,357,053
Campbell Soup Co.	382	18,302
Conagra Brands, Inc.	899	29,568
General Mills, Inc.	1,174	82,004
Hershey Co.	281	59,490
Hormel Foods Corp.	517	25,162
J.M. Smucker Co.	221	27,707
Kellogg Co.	457	31,871
Kraft Heinz Co.	1,308	49,482
Lamb Weston Holdings, Inc.	284	19,193
McCormick & Co., Inc.\MD	486	45,062
Mondelez International, Inc., Class A	29,790	1,893,452
Tyson Foods, Inc., Class A	547	49,017
		4,786,175
Health care equipment & supplies—1.7%
Abbott Laboratories	3,694	433,897
ABIOMED, Inc.*	94	24,788
Align Technology, Inc.*	155	43,034

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Baxter International, Inc.	1,075	81,754
Becton Dickinson and Co.	606	155,015
Boston Scientific Corp.*	3,045	124,875
Cooper Cos., Inc.	1,297	454,910
Danaher Corp.	1,334	351,936
DENTSPLY SIRONA, Inc.	476	18,830
Dexcom, Inc.*	1,775	528,843
Edwards Lifesciences Corp.*	9,666	974,816
Hologic, Inc.*	537	40,420
IDEXX Laboratories, Inc.*	180	70,492
Intuitive Surgical, Inc.*	765	174,145
Medtronic PLC	2,811	281,522
ResMed, Inc.	310	63,073
STERIS PLC	213	48,607
Stryker Corp.	717	168,136
Teleflex, Inc.	96	27,623
West Pharmaceutical Services, Inc.	156	48,419
Zimmer Biomet Holdings, Inc.	449	53,974
		4,169,109
Health care providers & services—1.9%
AmerisourceBergen Corp.	324	50,152
Anthem, Inc.	509	259,391
Cardinal Health, Inc.	600	33,792
Centene Corp.*	1,191	96,995
Cigna Corp.	689	184,852
CVS Health Corp.	2,737	264,805
DaVita, Inc.*	132	12,869
HCA Healthcare, Inc.	511	107,514
Henry Schein, Inc.*	296	25,349
Humana, Inc.	273	124,005
Laboratory Corp. of America Holdings	5,230	1,290,346
McKesson Corp.	320	105,181
Molina Healthcare, Inc.*	122	35,407
Quest Diagnostics, Inc.	255	35,960
UnitedHealth Group, Inc.	3,691	1,833,615
Universal Health Services, Inc., Class B	155	19,314
		4,479,547
Health care technology—0.0%†
Cerner Corp.	636	60,325

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—1.3%
Airbnb, Inc., Class A*	204	24,657
Booking Holdings, Inc.*	392	879,476
Caesars Entertainment, Inc.*	194	9,733
Carnival Corp.*	668	9,272
Chipotle Mexican Grill, Inc.*	21	29,454
Darden Restaurants, Inc.	102	12,750
Domino's Pizza, Inc.	29	10,532
Expedia Group, Inc.*	125	16,166
Hilton Worldwide Holdings, Inc.	233	32,820
Las Vegas Sands Corp.*	29,908	1,060,538
Marriott International, Inc., Class A	226	38,777
McDonald's Corp.	3,637	917,288
MGM Resorts International	331	11,575
Norwegian Cruise Line Holdings Ltd.*	238	3,810
Penn National Gaming, Inc.*	126	4,027
Royal Caribbean Cruises Ltd.*	189	10,975
Starbucks Corp.	1,051	82,503
Wynn Resorts Ltd.*	67	4,429
Yum! Brands, Inc.	246	29,882
		3,188,664
Household durables—0.0%†
D.R. Horton, Inc.	286	21,493
Garmin Ltd.	123	12,991
Lennar Corp., Class A	226	18,137
Mohawk Industries, Inc.*	38	5,375
Newell Brands, Inc.	245	5,253
NVR, Inc.*	2	8,901
PulteGroup, Inc.	261	11,813
Whirlpool Corp.	57	10,502
		94,465
Household products—0.4%
Church & Dwight Co., Inc.	472	42,508
Clorox Co.	237	34,450
Colgate-Palmolive Co.	1,661	130,904
Kimberly-Clark Corp.	635	84,468
Procter & Gamble Co.	4,651	687,790
		980,120
Insurance—1.0%
Aflac, Inc.	390	23,622

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Allstate Corp.	7,294	997,017
American International Group, Inc.	560	32,861
Aon PLC, Class A	149	41,075
Arthur J. Gallagher & Co.	152	24,615
Assurant, Inc.	46	8,128
Brown & Brown, Inc.	189	11,221
Chubb Ltd.	286	60,429
Cincinnati Financial Corp.	106	13,553
Everest Re Group Ltd.	39	11,017
Globe Life, Inc.	82	8,001
Hartford Financial Services Group, Inc.	224	16,242
Lincoln National Corp.	133	7,705
Loews Corp.	108	7,073
Marsh & McLennan Cos., Inc.	6,379	1,020,321
MetLife, Inc.	459	30,932
Principal Financial Group, Inc.	162	11,815
Progressive Corp.	394	47,036
Prudential Financial, Inc.	236	25,075
Travelers Cos., Inc.	151	27,035
W. R. Berkley Corp.	151	10,740
Willis Towers Watson PLC	88	18,574
		2,454,087
Interactive media & services—3.0%
Alphabet, Inc., Class A*	1,963	4,466,296
Alphabet, Inc., Class C*	393	896,347
Match Group, Inc.*	7,115	560,520
Meta Platforms, Inc., Class A*	6,383	1,236,004
Twitter, Inc.*	1,149	45,500
		7,204,667
Internet & direct marketing retail—1.8%
Amazon.com, Inc.*	1,736	4,173,674
eBay, Inc.	517	25,162
Etsy, Inc.*	112	9,086
		4,207,922
IT services—3.1%
Accenture PLC, Class A	1,035	308,906
Akamai Technologies, Inc.*	17,287	1,746,679
Automatic Data Processing, Inc.	665	148,255
Block Inc.*	3,089	270,318

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Broadridge Financial Solutions, Inc.	196	28,659
Cognizant Technology Solutions Corp., Class A	841	62,823
DXC Technology Co.*	342	12,045
EPAM Systems, Inc.*	91	30,805
Fidelity National Information Services, Inc.	11,432	1,194,644
Fiserv, Inc.*	963	96,473
FleetCor Technologies, Inc.*	132	32,843
Gartner, Inc.*	133	34,899
Global Payments, Inc.	462	60,541
International Business Machines Corp.	1,477	205,067
Jack Henry & Associates, Inc.	99	18,624
Mastercard, Inc., Class A	1,409	504,239
Paychex, Inc.	510	63,153
PayPal Holdings, Inc.*	1,892	161,217
VeriSign, Inc.*	162	28,277
Visa, Inc., Class A	12,097	2,566,621
		7,575,088
Leisure products—0.0%†
Hasbro, Inc.	116	10,411

Life sciences tools & services—1.3%
10X Genomics, Inc., Class A*	3,158	161,658
Agilent Technologies, Inc.	654	83,424
Bio-Rad Laboratories, Inc., Class A*	2,389	1,284,780
Bio-Techne Corp.	81	29,948
Charles River Laboratories International, Inc.*	107	25,047
Illumina, Inc.*	332	79,507
IQVIA Holdings, Inc.*	3,518	757,250
Mettler-Toledo International, Inc.*	45	57,875
PerkinElmer, Inc.	269	40,261
Thermo Fisher Scientific, Inc.	826	468,813
Waters Corp.*	130	42,634
		3,031,197
Machinery—1.3%
AGCO Corp.	11,323	1,450,816
Ingersoll Rand, Inc.	36,342	1,713,525
		3,164,341
Media—0.7%
Charter Communications, Inc., Class A*	165	83,644

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Media—(concluded)
Comcast Corp., Class A	36,007	1,594,390
DISH Network Corp., Class A*	334	7,625
Fox Corp., Class A	432	15,340
Fox Corp., Class B	189	6,182
Interpublic Group of Cos., Inc.	542	17,469
News Corp., Class A	571	9,935
News Corp., Class B	294	5,169
Omnicom Group, Inc.	285	21,264
Paramount Global, Class B	846	29,043
		1,790,061
Metals & mining—0.2%
Freeport-McMoRan, Inc.	3,821	149,325
Newmont Corp.	2,063	139,974
Nucor Corp.	693	91,795
		381,094
Multiline retail—1.1%
Dollar General Corp.	210	46,271
Dollar Tree, Inc.*	15,612	2,503,072
Target Corp.	424	68,637
		2,617,980
Oil, gas & consumable fuels—4.1%
APA Corp.	36,904	1,734,857
Chevron Corp.	6,223	1,086,909
ConocoPhillips	6,670	749,441
Coterra Energy, Inc.	2,590	88,915
Devon Energy Corp.	2,030	152,047
Diamondback Energy, Inc.	574	87,259
EOG Resources, Inc.	1,888	258,581
Exxon Mobil Corp.	13,696	1,314,816
Hess Corp.	893	109,902
Kinder Morgan, Inc.	6,477	127,532
Marathon Oil Corp.	2,435	76,532
Marathon Petroleum Corp.	1,884	191,772
Occidental Petroleum Corp.	2,869	198,850
ONEOK, Inc.	1,473	96,997
Phillips 66	1,527	153,937
Pioneer Natural Resources Co.	2,025	562,829
Valero Energy Corp.	1,332	172,627

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Williams Cos., Inc.	75,014	2,780,019
		9,943,822
Personal products—0.1%
Estee Lauder Cos., Inc., Class A	452	115,102

Pharmaceuticals—2.0%
Bristol-Myers Squibb Co.	4,587	346,089
Catalent, Inc.*	384	39,575
Eli Lilly & Co.	7,073	2,216,961
Johnson & Johnson	5,508	988,851
Merck & Co., Inc.	5,289	486,747
Organon & Co.	539	20,461
Pfizer, Inc.	11,749	623,167
Viatris, Inc.	2,548	31,264
Zoetis, Inc.	985	168,366
		4,921,481
Professional services—0.2%
Verisk Analytics, Inc.	2,259	395,144

Real estate management & development—0.0%†
CBRE Group, Inc., Class A*	451	37,361

Road & rail—0.3%
Union Pacific Corp.	3,710	815,384

Semiconductors & semiconductor equipment—3.6%
Advanced Micro Devices, Inc.*	2,694	274,411
Analog Devices, Inc.	847	142,635
Applied Materials, Inc.	1,480	173,589
Broadcom, Inc.	2,195	1,273,385
Enphase Energy, Inc.*	216	40,217
Intel Corp.	6,683	296,859
KLA Corp.	240	87,564
Lam Research Corp.	1,926	1,001,578
Marvell Technology, Inc.	13,503	798,702
Microchip Technology, Inc.	915	66,475
Micron Technology, Inc.	17,521	1,293,751
Monolithic Power Systems, Inc.	69	31,077
NVIDIA Corp.	12,049	2,249,789
NXP Semiconductors N.V.	428	81,217

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Qorvo, Inc.*	193	21,568
QUALCOMM, Inc.	1,854	265,530
Skyworks Solutions, Inc.	275	29,939
SolarEdge Technologies, Inc.*	92	25,097
Teradyne, Inc.	276	30,156
Texas Instruments, Inc.	1,519	268,498
Universal Display Corp.	2,297	290,134
		8,742,171
Software—5.9%
Adobe, Inc.*	774	322,356
ANSYS, Inc.*	140	36,450
Autodesk, Inc.*	358	74,374
Cadence Design Systems, Inc.*	456	70,101
Ceridian HCM Holding, Inc.*	192	10,810
Citrix Systems, Inc.	225	22,655
Fortinet, Inc.*	1,165	342,673
HubSpot, Inc.*	2,190	739,541
Intuit, Inc.	457	189,408
Microsoft Corp.	24,631	6,696,430
NortonLifeLock, Inc.	1,019	24,802
Oracle Corp.	16,450	1,183,084
Palo Alto Networks, Inc.*	486	244,351
Paycom Software, Inc.*	64	18,198
PTC, Inc.*	155	18,062
Roper Technologies, Inc.	174	76,985
Salesforce, Inc.*	7,366	1,180,328
ServiceNow, Inc.*	1,787	835,369
Splunk, Inc.*	8,422	863,760
Synopsys, Inc.*	243	77,566
Tyler Technologies, Inc.*	65	23,128
VMware, Inc., Class A	9,360	1,199,016
		14,249,447
Specialty retail—0.7%
Advance Auto Parts, Inc.	51	9,683
AutoZone, Inc.*	15	30,895
Bath & Body Works, Inc.	221	9,065
Best Buy Co., Inc.	180	14,771
CarMax, Inc.*	140	13,898
Home Depot, Inc.	906	274,292
Lowe's Cos., Inc.	5,446	1,063,604

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
O'Reilly Automotive, Inc.*	54	34,407
Ross Stores, Inc.	313	26,611
TJX Cos., Inc.	1,099	69,863
Tractor Supply Co.	93	17,424
Ulta Beauty, Inc.*	42	17,770
		1,582,283
Technology hardware, storage & peripherals—3.6%
Apple, Inc.	50,871	7,571,640
Hewlett Packard Enterprise Co.	2,097	32,713
HP, Inc.	1,746	67,815
NetApp, Inc.	377	27,125
Seagate Technology Holdings PLC	337	28,534
Western Digital Corp.*	14,977	908,954
		8,636,781
Textiles, apparel & luxury goods—0.4%
Lululemon Athletica, Inc.*	2,646	774,458
Nike, Inc., Class B	1,096	130,260
PVH Corp.	73	5,174
Ralph Lauren Corp.	50	5,054
Tapestry, Inc.	153	5,278
VF Corp.	266	13,422
		933,646
Tobacco—0.2%
Altria Group, Inc.	3,541	191,533
Philip Morris International, Inc.	3,013	320,131
		511,664
Trading companies & distributors—0.3%
United Rentals, Inc.*	2,353	701,618

Wireless telecommunication services—0.1%
T-Mobile U.S., Inc.*	818	109,031
Total common stocks (cost—$125,789,147)		139,674,853

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of shares	Value ($)
Preferred stocks—0.0%†
Financial services—0.0%†
Squaretwo Financial Corp.[2,3] (cost—$0)	35,000	0
Exchange traded funds—2.6%
Invesco S&P 500 Equal Weight ETF[1] (cost—$6,564,243)	42,297	6,299,292

	Face
	amount($)
Asset-backed securities—4.4%
Ares XLVIII CLO Ltd.,
Series 2018-48A, Class C,
3 mo. USD LIBOR + 1.800%,
2.863%, due 07/20/30[4,5]	725,000	677,507
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
1.594%, due 05/15/28[4]	350,000	342,407
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[5]	275,000	263,554
Dell Equipment Finance Trust,
Series 2021-2, Class D,
1.210%, due 06/22/27[5]	325,000	307,742
Drive Auto Receivables Trust,
Series 2018-4, Class D,
4.090%, due 01/15/26	113,173	113,788
Series 2020-2, Class C,
2.280%, due 08/17/26	625,000	623,108
DT Auto Owner Trust,
Series 2021-1A, Class C,
0.840%, due 10/15/26[5]	325,000	313,592
Series 2021-1A, Class D,
1.160%, due 11/16/26[5]	325,000	306,393

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Enterprise Fleet Financing LLC,
Series 2020-1, Class A2,
1.780%, due 12/22/25[5]	555,931	553,261
Exeter Automobile Receivables Trust,
Series 2020-2A, Class C,
3.280%, due 05/15/25[5]	589,326	590,723
Series 2021-4A, Class A3,
0.680%, due 07/15/25	1,000,000	989,578
Highbridge Loan Management Ltd.,
Series 12A-18, Class B,
3 mo. USD LIBOR + 1.850%,
2.894%, due 07/18/31[4,5]	700,000	651,615
HPEFS Equipment Trust,
Series 2021-1A, Class D,
1.030%, due 03/20/31[5]	675,000	639,107
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
2.137%, due 03/17/37[4,5]	149,978	147,022
New Residential Advance Receivables Trust Advance Receivables Backed Notes,
Series 2020-APT1, Class AT1,
1.035%, due 12/16/52[5]	175,000	172,427
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3,
1.317%, due 10/15/52[5]	60,000	59,703
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.278%, due 08/15/52[5]	304,474	303,418
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[5]	600,000	546,725
Series 2020-2A, Class B,
2.210%, due 09/14/35[5]	300,000	267,071
Series 2021-1A, Class A1,
1.550%, due 06/16/36[5]	600,000	530,735
Santander Retail Auto Lease Trust,
Series 2021-C, Class C,
1.110%, due 03/20/26[5]	325,000	305,933
Tesla Auto Lease Trust,
Series 2020-A, Class D,
2.330%, due 02/20/24[5]	150,000	147,195
Series 2021-A, Class D,
1.340%, due 03/20/25[5]	575,000	542,835
Series 2021-B, Class D,
1.320%, due 09/22/25[5]	325,000	304,244

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
Voya CLO Ltd.,
Series 2018-2A, Class C1,
3 mo. USD LIBOR + 1.850%,
2.894%, due 07/15/31[4,5]	700,000	649,224
World Omni Select Auto Trust,
Series 2021-A, Class D,
1.440%, due 11/15/27	325,000	303,422
Total asset-backed securities (cost—$11,162,829)		10,652,329

Corporate bonds—15.9%
Aerospace & defense—0.2%
Bombardier, Inc.
7.500%, due 12/01/24[5]	60,000	58,200
7.500%, due 03/15/25[5]	36,000	34,586
7.875%, due 04/15/27[5]	35,000	31,927
Howmet Aerospace, Inc.
5.900%, due 02/01/27	20,000	21,136
6.750%, due 01/15/28	32,000	34,080
Raytheon Technologies Corp.
4.125%, due 11/16/28	150,000	152,621
TransDigm UK Holdings PLC
6.875%, due 05/15/26	60,000	60,449
TransDigm, Inc.
5.500%, due 11/15/27	30,000	28,721
6.250%, due 03/15/26[5]	50,000	50,863
6.375%, due 06/15/26	30,000	29,775
7.500%, due 03/15/27	35,000	35,615
		537,973
Agriculture—0.0%†
Darling Ingredients, Inc.
6.000%, due 06/15/30	10,000	10,000
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	69,415
		79,415
Airlines—0.1%
Delta Air Lines, Inc.
7.000%, due 05/01/25[5]	250,000	267,427
United Airlines, Inc.
4.375%, due 04/15/26[5]	38,000	36,672

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
4.625%, due 04/15/29[5]	20,000	18,764
		322,863
Auto manufacturers—0.4%
Allison Transmission, Inc.
5.875%, due 06/01/29[5]	35,000	35,070
Ford Motor Co.
6.625%, due 10/01/28	35,000	36,498
7.450%, due 07/16/31	55,000	61,347
9.000%, due 04/22/25	85,000	95,256
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	200,000	196,272
General Motors Co.
6.600%, due 04/01/36	200,000	216,142
General Motors Financial Co., Inc.
4.000%, due 10/06/26	200,000	195,993
PM General Purchaser LLC
9.500%, due 10/01/28[5]	70,000	58,782
		895,360
Auto parts & equipment—0.0%†
Dana, Inc.
4.250%, due 09/01/30	20,000	17,431
5.625%, due 06/15/28	20,000	19,369
Meritor, Inc.
6.250%, due 06/01/25[5]	45,000	46,287
		83,087
Banks—2.9%
Bank of America Corp.
4.200%, due 08/26/24	120,000	121,954
6.110%, due 01/29/37	725,000	824,424
Series Z,
(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24[6]	30,000	30,442
Bank of New York Mellon Corp.
1.600%, due 04/24/25	150,000	143,124
Barclays PLC
4.337%, due 01/10/28	305,000	300,381
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30	150,000	145,199
5.500%, due 09/13/25	300,000	313,831

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[6]	35,000	34,802
6.675%, due 09/13/43	200,000	238,808
Deutsche Bank AG
(fixed, converts to FRN on 01/07/27),
2.552%, due 01/07/28	150,000	133,354
Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 1.600%,
3.198%, due 11/29/23[4]	600,000	606,220
3.750%, due 02/25/26	150,000	150,125
5.150%, due 05/22/45	210,000	216,074
HSBC Holdings PLC
6.500%, due 09/15/37	200,000	223,708
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	557,023
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27	200,000	199,868
(fixed, converts to FRN on 07/24/47),
4.032%, due 07/24/48	350,000	320,653
Series R,
(fixed, converts to FRN on 08/01/23),
6.000%, due 08/01/23[6]	60,000	58,760
Lloyds Banking Group PLC
4.582%, due 12/10/25	400,000	402,025
Morgan Stanley
4.300%, due 01/27/45	225,000	212,104
4.350%, due 09/08/26	490,000	495,921
4.875%, due 11/01/22	720,000	728,293
Royal Bank of Canada
2.300%, due 11/03/31	200,000	171,140
Societe Generale SA
4.000%, due 01/12/27[5]	200,000	193,373
Sumitomo Mitsui Financial Group, Inc.
3.544%, due 01/17/28	150,000	145,078
Wells Fargo & Co.
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	95,000	91,948
		7,058,632
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	75,915
4.900%, due 02/01/46	30,000	29,916

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Beverages—(concluded)
Primo Water Holdings, Inc.
4.375%, due 04/30/29[5]	93,000	81,396
		187,227
Biotechnology—0.1%
Biogen, Inc.
3.250%, due 02/15/51[5]	56,000	40,888
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	192,871
4.750%, due 03/01/46	50,000	49,735
		283,494
Building materials—0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[5]	10,000	8,917
5.000%, due 03/01/30[5]	30,000	28,135
6.750%, due 06/01/27[5]	4,000	4,089
Cornerstone Building Brands, Inc.
6.125%, due 01/15/29[5]	37,000	27,431
Masco Corp.
4.500%, due 05/15/47	150,000	136,083
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[5]	61,000	53,983
9.750%, due 07/15/28[5]	12,000	11,509
SRM Escrow Issuer LLC
6.000%, due 11/01/28[5]	51,000	47,616
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[5]	35,000	33,049
		350,812
Chemicals—0.3%
Chemours Co.
4.625%, due 11/15/29[5]	45,000	40,669
5.375%, due 05/15/27	30,000	29,775
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	103,642
LYB International Finance II BV
3.500%, due 03/02/27	150,000	146,759
NOVA Chemicals Corp.
4.250%, due 05/15/29[5]	25,000	22,193
5.250%, due 06/01/27[5]	85,000	82,677
Nutrien Ltd.
4.200%, due 04/01/29	100,000	100,060

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Tronox, Inc.
4.625%, due 03/15/29[5]	40,000	36,700
WR Grace Holdings LLC
4.875%, due 06/15/27[5]	30,000	28,043
5.625%, due 10/01/24[5]	60,000	59,700
		650,218
Commercial banks—0.4%
Bank of Nova Scotia
(fixed, converts to FRN on 05/04/32),
4.588%, due 05/04/37	150,000	141,477
Credit Suisse Group AG
4.550%, due 04/17/26	250,000	249,719
Deutsche Bank AG
3.700%, due 05/30/24	125,000	124,594
Mitsubishi UFJ Financial Group, Inc.
3.677%, due 02/22/27	350,000	344,119
		859,909
Commercial services—0.5%
ASGN, Inc.
4.625%, due 05/15/28[5]	69,000	64,601
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[5]	10,000	9,150
5.750%, due 07/15/27[5]	92,000	89,084
Block, Inc.
3.500%, due 06/01/31[5]	9,000	7,718
Carriage Services, Inc.
4.250%, due 05/15/29[5]	55,000	46,475
Garda World Security Corp.
9.500%, due 11/01/27[5]	83,000	78,039
Gartner, Inc.
4.500%, due 07/01/28[5]	10,000	9,724
Hertz Corp.
4.625%, due 12/01/26[5]	40,000	36,614
5.000%, due 12/01/29[5]	5,000	4,388
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.
5.000%, due 02/01/26[5]	30,000	28,061
MoneyGram International, Inc.
5.375%, due 08/01/26[5]	103,000	103,257
NESCO Holdings II, Inc.
5.500%, due 04/15/29[5]	45,000	40,612

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Nielsen Co. Luxembourg SARL
5.000%, due 02/01/25[5]	19,000	18,809
Nielsen Finance LLC/Nielsen Finance Co.
5.625%, due 10/01/28[5]	35,000	34,689
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[5]	5,000	4,475
5.750%, due 04/15/26[5]	45,000	44,506
Quanta Services, Inc.
2.350%, due 01/15/32	400,000	323,793
Williams Scotsman International, Inc.
4.625%, due 08/15/28[5]	60,000	56,728
WW International, Inc.
4.500%, due 04/15/29[5]	34,000	24,055
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	85,125
ZipRecruiter, Inc.
5.000%, due 01/15/30[5]	20,000	18,860
		1,128,763
Computers—0.4%
Ahead DB Holdings LLC
6.625%, due 05/01/28[5]	30,000	25,597
Apple, Inc.
3.450%, due 02/09/45	200,000	180,539
3.850%, due 05/04/43	210,000	201,580
Booz Allen Hamilton, Inc.
3.875%, due 09/01/28[5]	160,000	149,615
4.000%, due 07/01/29[5]	40,000	37,852
International Business Machines Corp.
5.875%, due 11/29/32	175,000	200,424
KBR, Inc.
4.750%, due 09/30/28[5]	75,000	69,563
Science Applications International Corp.
4.875%, due 04/01/28[5]	70,000	66,479
		931,649
Distribution & wholesale—0.0%†
American Builders & Contractors Supply Co., Inc.
3.875%, due 11/15/29[5]	46,000	40,926

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
4.000%, due 01/15/28[5]	10,000	9,406
		50,332
Diversified financial services—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	175,486
6.500%, due 07/15/25	29,000	30,270
Avolon Holdings Funding Ltd.
2.750%, due 02/21/28[5]	200,000	172,647
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	70,359
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	195,679
CME Group, Inc.
3.750%, due 06/15/28	150,000	150,301
Coinbase Global, Inc.
3.375%, due 10/01/28[5]	4,000	2,924
Enact Holdings, Inc.
6.500%, due 08/15/25[5]	95,000	95,249
Intercontinental Exchange, Inc.
3.000%, due 06/15/50	200,000	151,890
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[5]	29,000	25,961
5.500%, due 08/15/28[5]	40,000	37,751
6.000%, due 01/15/27[5]	35,000	33,946
Navient Corp.
4.875%, due 03/15/28	73,000	64,119
5.000%, due 03/15/27	40,000	36,800
6.750%, due 06/15/26	200,000	196,576
OneMain Finance Corp.
3.875%, due 09/15/28	40,000	34,548
5.375%, due 11/15/29	10,000	9,241
5.625%, due 03/15/23	40,000	40,301
6.125%, due 03/15/24	35,000	35,355
7.125%, due 03/15/26	115,000	117,760
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, due 10/15/26[5]	150,000	134,176
3.625%, due 03/01/29[5]	20,000	17,313

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Visa, Inc.
2.000%, due 08/15/50	50,000	34,102
		1,862,754
Electric—1.0%
Alabama Power Co.
6.000%, due 03/01/39	30,000	33,993
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	80,912
4.450%, due 01/15/49	50,000	48,323
Calpine Corp.
4.625%, due 02/01/29[5]	30,000	26,100
5.125%, due 03/15/28[5]	35,000	32,664
Clearway Energy Operating LLC
4.750%, due 03/15/28[5]	65,000	62,075
Dominion Energy, Inc.
3.900%, due 10/01/25	150,000	151,264
Duke Energy Carolinas LLC
2.550%, due 04/15/31	150,000	133,835
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	150,000	142,602
Edison International
4.950%, due 04/15/25	188,000	192,208
Exelon Corp.
3.400%, due 04/15/26	170,000	167,024
4.450%, due 04/15/46	300,000	284,467
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[7]	20,000	18,582
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	52,117
Georgia Power Co.,
Series B,
3.700%, due 01/30/50	150,000	123,814
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[5]	25,000	21,873
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	100,000	99,259
Northern States Power Co.
2.600%, due 05/15/23	50,000	50,031
NRG Energy, Inc.
3.625%, due 02/15/31[5]	30,000	26,400
5.250%, due 06/15/29[5]	10,000	9,752

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric—(concluded)
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	35,729
PG&E Corp.
5.000%, due 07/01/28	25,000	23,624
Public Service Electric and Gas Co.
2.450%, due 01/15/30	150,000	135,859
Southern California Edison Co.
3.650%, due 02/01/50	175,000	139,846
Southwestern Electric Power Co.
3.250%, due 11/01/51	250,000	191,909
Virginia Electric and Power Co.
4.600%, due 12/01/48	100,000	99,844
Vistra Operations Co. LLC
5.000%, due 07/31/27[5]	75,000	73,373
5.625%, due 02/15/27[5]	60,000	60,030
		2,517,509
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[5]	54,000	45,659
4.750%, due 06/15/28[5]	30,000	26,475
		72,134
Electronics—0.0%†
II-VI, Inc.
5.000%, due 12/15/29[5]	40,000	37,500
Sensata Technologies BV
4.000%, due 04/15/29[5]	10,000	9,525
Sensata Technologies, Inc.
4.375%, due 02/15/30[5]	50,000	47,475
		94,500
Energy-Alternate Sources—0.1%
Renewable Energy Group, Inc.
5.875%, due 06/01/28[5]	68,000	72,241
TerraForm Power Operating LLC
4.750%, due 01/15/30[5]	72,000	68,220
		140,461
Engineering & construction—0.1%
Arcosa, Inc.
4.375%, due 04/15/29[5]	35,000	31,863

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Engineering & construction—(concluded)
Artera Services LLC
9.033%, due 12/04/25[5]	68,000	53,720
Dycom Industries, Inc.
4.500%, due 04/15/29[5]	45,000	41,302
Great Lakes Dredge & Dock Corp.
5.250%, due 06/01/29[5]	77,000	72,380
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[5]	35,000	31,018
		230,283
Entertainment—0.2%
Affinity Gaming
6.875%, due 12/15/27[5]	99,000	88,016
Caesars Entertainment, Inc.
6.250%, due 07/01/25[5]	53,000	53,689
8.125%, due 07/01/27[5]	113,000	114,943
CDI Escrow Issuer, Inc.
5.750%, due 04/01/30[5]	30,000	29,428
Churchill Downs, Inc.
5.500%, due 04/01/27[5]	35,000	35,004
Cinemark USA, Inc.
5.250%, due 07/15/28[5]	10,000	8,986
5.875%, due 03/15/26[5]	35,000	33,237
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[5]	80,000	73,854
Magallanes, Inc.
5.050%, due 03/15/42[5]	150,000	135,581
		572,738
Environmental control—0.0%†
Covanta Holding Corp.
4.875%, due 12/01/29[5]	35,000	30,790
5.000%, due 09/01/30	25,000	21,688
GFL Environmental, Inc.
4.750%, due 06/15/29[5]	25,000	22,774
		75,252
Food—0.2%
Kroger Co.
2.800%, due 08/01/22	100,000	100,095
3.875%, due 10/15/46	250,000	215,015
Performance Food Group, Inc.
5.500%, due 10/15/27[5]	40,000	39,341

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Food—(concluded)
United Natural Foods, Inc.
6.750%, due 10/15/28[5]	35,000	33,819
		388,270
Forest Products & Paper—0.0%†
Clearwater Paper Corp.
4.750%, due 08/15/28[5]	35,000	31,480

Healthcare-products—0.2%
Abbott Laboratories
3.750%, due 11/30/26	62,000	63,268
4.900%, due 11/30/46	50,000	54,949
Avantor Funding, Inc.
4.625%, due 07/15/28[5]	70,000	68,147
Medtronic, Inc.
4.375%, due 03/15/35	97,000	100,923
Mozart Debt Merger Sub, Inc.
5.250%, due 10/01/29[5]	24,000	21,245
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	46,607
		355,139
Healthcare-services—0.5%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[5]	35,000	33,977
5.500%, due 07/01/28[5]	55,000	54,381
Centene Corp.
4.625%, due 12/15/29	90,000	88,699
CHS/Community Health Systems, Inc.
5.625%, due 03/15/27[5]	90,000	83,839
6.875%, due 04/15/29[5]	53,000	41,409
8.000%, due 03/15/26[5]	195,000	195,394
DaVita, Inc.
4.625%, due 06/01/30[5]	63,000	54,731
Encompass Health Corp.
4.500%, due 02/01/28	100,000	92,967
Legacy LifePoint Health LLC
4.375%, due 02/15/27[5]	70,000	65,229
6.750%, due 04/15/25[5]	35,000	35,666
Select Medical Corp.
6.250%, due 08/15/26[5]	75,000	74,818
Tenet Healthcare Corp.
4.625%, due 07/15/24	14,000	13,992

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-services—(concluded)
4.625%, due 06/15/28[5]	10,000	9,622
4.875%, due 01/01/26[5]	40,000	39,910
5.125%, due 11/01/27[5]	75,000	74,428
6.125%, due 10/01/28[5]	121,000	118,120
UnitedHealth Group, Inc.
4.625%, due 07/15/35	40,000	41,855
		1,119,037
Home builders—0.1%
Forestar Group, Inc.
3.850%, due 05/15/26[5]	35,000	32,083
Installed Building Products, Inc.
5.750%, due 02/01/28[5]	40,000	37,620
KB Home
6.875%, due 06/15/27	40,000	42,319
Mattamy Group Corp.
5.250%, due 12/15/27[5]	19,000	17,534
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[5]	27,000	27,472
Tri Pointe Homes, Inc.
5.700%, due 06/15/28	32,000	30,493
		187,521
Housewares—0.0%†
Newell Brands, Inc.
5.750%, due 04/01/46[7]	5,000	4,536

Insurance—0.5%
Allstate Corp.
3.280%, due 12/15/26	200,000	198,901
3.850%, due 08/10/49	50,000	44,540
American International Group, Inc.
2.500%, due 06/30/25	75,000	72,393
Aon Global Ltd.
4.750%, due 05/15/45	50,000	48,155
Berkshire Hathaway Finance Corp.
4.250%, due 01/15/49	100,000	98,565
Hartford Financial Services Group, Inc.
6.100%, due 10/01/41	150,000	170,942
Lincoln National Corp.
4.000%, due 09/01/23	150,000	151,970

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
MetLife, Inc.
4.125%, due 08/13/42	130,000	122,199
Prudential Financial, Inc.
6.625%, due 06/21/40	110,000	131,621
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	50,000	46,460
		1,085,746
Internet—0.1%
Alibaba Group Holding Ltd.
2.125%, due 02/09/31	200,000	166,200
Amazon.com, Inc.
2.500%, due 06/03/50	150,000	111,672
Uber Technologies, Inc.
4.500%, due 08/15/29[5]	25,000	22,611
7.500%, due 09/15/27[5]	25,000	25,842
		326,325
Investment companies—0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 05/15/26	40,000	40,206

Iron & steel—0.0%†
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[5]	44,000	44,195
Commercial Metals Co.
4.125%, due 01/15/30	20,000	18,165
TMS International Corp.
6.250%, due 04/15/29[5]	35,000	27,982
		90,342
Leisure Time—0.2%
Carnival Corp.
5.750%, due 03/01/27[5]	70,000	62,102
7.625%, due 03/01/26[5]	60,000	56,262
Harley-Davidson, Inc.
3.500%, due 07/28/25	250,000	245,995
NCL Corp. Ltd.
5.875%, due 03/15/26[5]	30,000	27,030
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[5]	44,000	38,610
7.500%, due 10/15/27	25,000	22,875

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
9.125%, due 06/15/23[5]	30,000	30,600
		483,474
Lodging—0.0%†
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[5]	10,000	8,814
5.000%, due 06/01/29[5]	25,000	23,249
		32,063
Machinery-diversified—0.1%
Deere & Co.
3.900%, due 06/09/42	150,000	143,709
GrafTech Finance, Inc.
4.625%, due 12/15/28[5]	77,000	70,476
Mueller Water Products, Inc.
4.000%, due 06/15/29[5]	25,000	22,500
		236,685
Media—0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[5]	25,000	22,055
4.250%, due 01/15/34[5]	40,000	33,135
4.750%, due 03/01/30[5]	98,000	90,405
5.375%, due 06/01/29[5]	60,000	58,283
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	150,000	145,189
Comcast Corp.
2.887%, due 11/01/51[5]	439,000	333,106
3.969%, due 11/01/47	85,000	77,622
4.150%, due 10/15/28	300,000	306,909
Fox Corp.
3.050%, due 04/07/25	25,000	24,636
5.576%, due 01/25/49	50,000	51,890
Gray Escrow II, Inc.
5.375%, due 11/15/31[5]	55,000	50,089
Gray Television, Inc.
5.875%, due 07/15/26[5]	35,000	34,491
Liberty Interactive LLC
8.250%, due 02/01/30	35,000	25,269
Nexstar Media, Inc.
4.750%, due 11/01/28[5]	10,000	9,425
5.625%, due 07/15/27[5]	40,000	39,901

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[5]	10,000	9,270
6.500%, due 09/15/28[5]	60,000	49,865
Sirius XM Radio, Inc.
3.875%, due 09/01/31[5]	25,000	21,981
4.000%, due 07/15/28[5]	55,000	51,004
4.125%, due 07/01/30[5]	25,000	22,531
5.500%, due 07/01/29[5]	35,000	34,765
Time Warner Cable LLC
6.550%, due 05/01/37	25,000	26,419
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	36,342
Univision Communications, Inc.
4.500%, due 05/01/29[5]	40,000	36,650
6.625%, due 06/01/27[5]	25,000	25,268
Walt Disney Co.
2.000%, due 09/01/29	100,000	88,303
4.950%, due 10/15/45	120,000	125,200
		1,830,003
Mining—0.1%
Arconic Corp.
6.125%, due 02/15/28[5]	75,000	73,534
Hudbay Minerals, Inc.
6.125%, due 04/01/29[5]	25,000	22,403
Novelis Corp.
3.250%, due 11/15/26[5]	10,000	9,173
3.875%, due 08/15/31[5]	4,000	3,490
4.750%, due 01/30/30[5]	75,000	71,156
Southern Copper Corp.
6.750%, due 04/16/40	90,000	106,356
		286,112
Miscellaneous manufacturers—0.3%
Amsted Industries, Inc.
4.625%, due 05/15/30[5]	35,000	31,500
5.625%, due 07/01/27[5]	20,000	19,250
Eaton Corp.
2.750%, due 11/02/22	70,000	70,182
GE Capital Funding LLC
3.450%, due 05/15/25	200,000	198,789
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	200,000	197,197

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Miscellaneous manufacturers—(concluded)
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	106,974
		623,892
Oil & gas—0.9%
Aker BP ASA
3.750%, due 01/15/30[5]	150,000	139,787
Antero Resources Corp.
5.375%, due 03/01/30[5]	13,000	13,185
7.625%, due 02/01/29[5]	44,000	47,694
Apache Corp.
5.100%, due 09/01/40	58,000	54,112
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[5]	49,000	46,917
7.000%, due 11/01/26[5]	29,000	29,057
8.250%, due 12/31/28[5]	13,000	13,181
BP Capital Markets America, Inc.
3.017%, due 01/16/27	75,000	72,891
California Resources Corp.
7.125%, due 02/01/26[5]	76,000	77,900
Comstock Resources, Inc.
5.875%, due 01/15/30[5]	20,000	19,085
6.750%, due 03/01/29[5]	74,000	73,896
ConocoPhillips Co.
3.758%, due 03/15/42[5]	150,000	138,634
Ecopetrol SA
5.375%, due 06/26/26	325,000	321,669
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	47,921
EQT Corp.
3.125%, due 05/15/26[5]	150,000	141,412
7.500%, due 02/01/30[7]	38,000	42,187
Equinor ASA
4.800%, due 11/08/43	50,000	52,358
Exxon Mobil Corp.
4.114%, due 03/01/46	50,000	48,353
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[5]	79,000	77,397
6.000%, due 04/15/30[5]	10,000	9,725
6.250%, due 11/01/28[5]	20,000	20,150
Marathon Petroleum Corp.
4.750%, due 09/15/44	110,000	101,465

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Murphy Oil Corp.
6.875%, due 08/15/24	17,000	17,127
7.050%, due 05/01/29	44,000	45,320
Nabors Industries, Inc.
9.000%, due 02/01/25[5]	67,000	68,404
Occidental Petroleum Corp.
5.500%, due 12/01/25	2,000	2,070
5.875%, due 09/01/25	42,000	43,884
6.375%, due 09/01/28	54,000	58,346
6.450%, due 09/15/36	37,000	41,391
6.950%, due 07/01/24	29,000	30,740
8.500%, due 07/15/27	103,000	119,480
Shell International Finance BV
4.375%, due 05/11/45	100,000	99,501
Southwestern Energy Co.
5.375%, due 03/15/30	80,000	81,000
8.375%, due 09/15/28	13,000	14,245
Transocean, Inc.
11.500%, due 01/30/27[5]	12,000	12,026
		2,222,510
Oil & gas services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[5]	13,000	12,675
6.875%, due 04/01/27[5]	29,000	28,754
Oceaneering International, Inc.
4.650%, due 11/15/24	71,000	69,720
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27	79,000	76,063
		187,212
Packaging & containers—0.1%
Cascades, Inc./Cascades USA, Inc.
5.375%, due 01/15/28[5]	10,000	9,315
Graphic Packaging International LLC
3.500%, due 03/15/28[5]	40,000	37,156
4.750%, due 07/15/27[5]	20,000	19,409
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[5]	39,000	38,033
6.625%, due 05/13/27[5]	28,000	27,608

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Packaging & containers—(concluded)
Silgan Holdings, Inc.
4.125%, due 02/01/28	60,000	57,699
		189,220
Pharmaceuticals—0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	29,532
3.800%, due 03/15/25	90,000	90,992
4.450%, due 05/14/46	200,000	190,833
Bausch Health Americas, Inc.
8.500%, due 01/31/27[5]	75,000	59,580
9.250%, due 04/01/26[5]	25,000	20,951
Bausch Health Cos., Inc.
6.125%, due 02/01/27[5]	5,000	4,562
6.250%, due 02/15/29[5]	35,000	21,752
9.000%, due 12/15/25[5]	60,000	50,982
Bristol-Myers Squibb Co.
4.125%, due 06/15/39	250,000	245,864
Pfizer, Inc.
7.200%, due 03/15/39	270,000	365,852
		1,080,900
Pipelines—0.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[5]	67,000	67,670
Buckeye Partners LP
4.500%, due 03/01/28[5]	40,000	37,239
5.600%, due 10/15/44	12,000	9,258
5.850%, due 11/15/43	15,000	11,697
Cheniere Energy, Inc.
4.625%, due 10/15/28	29,000	28,174
CNX Midstream Partners LP
4.750%, due 04/15/30[5]	71,000	63,313
DCP Midstream Operating LP
5.375%, due 07/15/25	25,000	25,624
5.625%, due 07/15/27	51,000	52,700
Enbridge Energy Partners LP
7.375%, due 10/15/45	100,000	125,533
Energy Transfer LP
5.400%, due 10/01/47	100,000	92,048
EnLink Midstream LLC
5.625%, due 01/15/28[5]	29,000	28,819

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
EQM Midstream Partners LP
4.750%, due 01/15/31[5]	13,000	11,278
6.500%, due 07/01/27[5]	20,000	20,000
7.500%, due 06/01/27	30,000	30,412
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, due 06/15/24	38,000	36,480
8.000%, due 01/15/27	65,000	64,115
Hess Midstream Operations LP
4.250%, due 02/15/30[5]	13,000	11,914
5.125%, due 06/15/28[5]	38,000	37,521
5.625%, due 02/15/26[5]	62,000	63,302
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[5]	29,000	27,256
6.375%, due 04/15/27[5]	10,000	9,988
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	150,309
5.550%, due 06/01/45	120,000	120,808
MPLX LP
4.875%, due 06/01/25	120,000	122,254
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, due 09/15/30	150,000	138,306
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	180,000	185,552
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[5]	38,000	35,951
Western Midstream Operating LP
3.600%, due 02/01/25[7]	44,000	42,966
4.650%, due 07/01/26	200,000	199,500
5.450%, due 04/01/44	5,000	4,613
Williams Cos., Inc.
4.300%, due 03/04/24	80,000	81,189
		1,935,789
Real estate—0.0%†
Howard Hughes Corp.
5.375%, due 08/01/28[5]	34,000	33,125

Real estate investment trusts—0.2%
AvalonBay Communities, Inc.
3.450%, due 06/01/25	70,000	69,703
Boston Properties LP
2.750%, due 10/01/26	40,000	37,847
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	45,000	44,343

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
5.000%, due 07/15/28[5]	60,000	58,358
iStar, Inc.
4.750%, due 10/01/24	30,000	29,891
5.500%, due 02/15/26	40,000	40,174
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750%, due 06/15/29[5]	30,000	27,000
5.250%, due 10/01/25[5]	20,000	19,150
Service Properties Trust
7.500%, due 09/15/25	30,000	29,709
Ventas Realty LP
3.500%, due 02/01/25	35,000	34,712
VICI Properties LP/VICI Note Co., Inc.
4.500%, due 09/01/26[5]	37,000	35,312
4.625%, due 12/01/29[5]	55,000	51,700
5.750%, due 02/01/27[5]	15,000	14,951
		492,850
Retail—0.7%
Academy Ltd.
6.000%, due 11/15/27[5]	35,000	32,375
Bath & Body Works, Inc.
6.625%, due 10/01/30[5]	80,000	79,857
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[5]	58,000	51,106
4.500%, due 11/15/26[5]	5,000	4,850
Group 1 Automotive, Inc.
4.000%, due 08/15/28[5]	54,000	49,181
Home Depot, Inc.
2.125%, due 09/15/26	300,000	286,395
3.350%, due 09/15/25	40,000	40,417
3.350%, due 04/15/50	200,000	169,379
Lithia Motors, Inc.
4.625%, due 12/15/27[5]	20,000	19,686
Lowe's Cos., Inc.
2.800%, due 09/15/41	200,000	155,074
Macy's Retail Holdings LLC
5.875%, due 04/01/29[5]	53,000	49,896
McDonald's Corp.
3.800%, due 04/01/28	425,000	424,000
4.875%, due 12/09/45	20,000	20,622
Patrick Industries, Inc.
4.750%, due 05/01/29[5]	30,000	24,075
7.500%, due 10/15/27[5]	40,000	39,600

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
QVC, Inc.
4.750%, due 02/15/27	40,000	34,555
4.850%, due 04/01/24	30,000	29,250
Target Corp.
1.950%, due 01/15/27	150,000	141,689
White Cap Buyer LLC
6.875%, due 10/15/28[5]	77,000	68,530
		1,720,537
Semiconductors—0.2%
Broadcom, Inc.
3.137%, due 11/15/35[5]	190,000	155,138
NVIDIA Corp.
2.850%, due 04/01/30	100,000	93,573
NXP BV/NXP Funding LLC
5.550%, due 12/01/28	100,000	104,021
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	95,000	93,784
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	79,408
		525,924
Software—0.3%
Boxer Parent Co., Inc.
7.125%, due 10/02/25[5]	32,000	31,342
Dun & Bradstreet Corp.
5.000%, due 12/15/29[5]	40,000	36,375
Fiserv, Inc.
3.200%, due 07/01/26	90,000	87,401
Microsoft Corp.
2.525%, due 06/01/50	120,000	92,768
3.500%, due 02/12/35	250,000	245,111
Oracle Corp.
2.800%, due 04/01/27	50,000	46,396
5.375%, due 07/15/40	166,000	159,373
		698,766
Telecommunications—1.0%
Altice France Holding SA
10.500%, due 05/15/27[5]	200,000	196,546
AT&T, Inc.
3.800%, due 12/01/57	117,000	96,490
6.000%, due 08/15/40	380,000	412,113

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Consolidated Communications, Inc.
6.500%, due 10/01/28[5]	92,000		79,775
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[7]	150,000		191,043
DKT Finance ApS
7.000%, due 06/17/23[8]	EUR	100,000	106,281
Frontier Communications Holdings LLC	$
5.875%, due 10/15/27[5]		90,000	88,200
6.750%, due 05/01/29[5]	35,000		30,848
Level 3 Financing, Inc.
4.250%, due 07/01/28[5]	86,000		75,465
5.250%, due 03/15/26	35,000		34,386
LogMeIn, Inc.
5.500%, due 09/01/27[5]	45,000		36,027
Lumen Technologies, Inc.
5.625%, due 04/01/25	5,000		4,964
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000		39,315
Sprint Capital Corp.
6.875%, due 11/15/28	115,000		130,097
Sprint Corp.
7.625%, due 03/01/26	190,000		210,284
Verizon Communications, Inc.
2.355%, due 03/15/32	209,000		180,003
4.016%, due 12/03/29	432,000		428,170
Viasat, Inc.
5.625%, due 09/15/25[5]	60,000		56,925
5.625%, due 04/15/27[5]	20,000		19,262
			2,416,194
Transportation—0.3%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	210,000		225,048
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[5]	50,000		48,500
Norfolk Southern Corp.
3.400%, due 11/01/49	100,000		81,854
Union Pacific Corp.
3.375%, due 02/01/35	300,000		276,171

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	45,832
		677,405
Trucking & leasing—0.0%†
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[5]	121,000	104,024
Total corporate bonds
(cost—$41,436,660)		38,390,652

Mortgage-backed securities—6.6%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[5,9]	66,634	65,705
Series 2020-4, Class A1,
1.469%, due 06/25/65[5,9]	82,207	79,022
Series 2020-5, Class A1,
1.373%, due 05/25/65[5,9]	56,582	54,221
Series 2020-R1, Class A1,
0.990%, due 04/25/53[5,9]	138,832	134,734
Series 2021-4, Class A1,
1.035%, due 01/20/65[5,9]	161,530	145,977
Series 2021-5, Class A1,
0.951%, due 07/25/66[5,9]	243,738	224,248
Series 2021-8, Class A1,
1.820%, due 11/25/66[5,9]	265,661	245,260
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[5,9]	12,386	12,339
Series 2019-4, Class A1,
2.993%, due 07/26/49[5,9]	31,837	31,724
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class B,
2.511%, due 10/15/54[5]	375,000	303,528
Series 2022-MF4, Class B,
3.293%, due 02/15/55[5,9]	650,000	582,829
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class D,
3.596%, due 04/14/33[5,9]	400,000	376,374
BANK,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	295,860

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class D,
1 mo. USD LIBOR + 1.400%,
2.275%, due 06/15/38[4,5]	350,000	327,009
BX Mortgage Trust,
Series 2021-PAC, Class D,
1 mo. USD LIBOR + 1.298%,
2.173%, due 10/15/36[4,5]	325,000	300,694
BX Trust,
Series 2021-LGCY, Class D,
1 mo. USD LIBOR + 1.302%,
2.177%, due 10/15/23[4,5]	800,000	740,172
Series 2021-MFM1, Class D,
1 mo. USD LIBOR + 1.500%,
2.375%, due 01/15/34[4,5]	175,000	166,025
CHT Mortgage Trust,
Series 2017-CSMO, Class D,
1 mo. USD LIBOR + 2.250%,
3.125%, due 11/15/36[4,5]	375,000	364,647
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[9]	350,000	351,398
COLT Funding LLC,
Series 2021-3R, Class A1,
1.051%, due 12/25/64[5,9]	336,096	327,007
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[5,9]	9,487	9,377
Series 2020-3, Class A1,
1.506%, due 04/27/65[5,9]	23,164	22,349
Series 2021-2, Class A1,
0.924%, due 08/25/66[5,9]	146,786	130,129
Series 2021-3, Class A1,
0.956%, due 09/27/66[5,9]	188,160	166,436
Series 2021-6, Class A1,
1.907%, due 12/25/66[5,9]	454,837	425,062
Series 2021-HX1, Class A1,
1.110%, due 10/25/66[5,9]	535,946	494,189
Series 2022-1, Class A1,
2.284%, due 12/27/66[5,9]	905,377	865,098
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1,
0.857%, due 05/25/65[5,9]	45,085	44,305
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[5,7]	103,275	98,907

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1,
0.715%, due 05/25/65[5,9]	100,313	96,426
Series 2022-1, Class A1,
2.205%, due 01/25/67[5,9]	595,286	561,817
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD LIBOR + 2.250%,
3.125%, due 07/15/38[4,5]	911,391	881,733
GCAT Trust,
Series 2021-NQM4, Class A1,
1.093%, due 08/25/66[5,9]	230,971	206,720
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[9]	325,000	312,984
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1,
1.017%, due 07/25/61[5,9]	283,004	268,959
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[5,9]	58,499	56,960
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	416,163
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	247,331
Med Trust,
Series 2021-MDLN, Class D,
1 mo. USD LIBOR + 2.000%,
2.875%, due 11/15/38[4,5]	800,000	766,442
MFA Trust,
Series 2021-NQM2, Class A1,
1.029%, due 11/25/64[5,9]	111,500	101,865
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class D,
1 mo. USD LIBOR + 1.601%,
2.476%, due 04/15/38[4,5]	700,000	666,718
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[9]	260,000	253,204
Series 2017-C34, Class C,
4.176%, due 11/15/52[9]	150,000	140,089
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[5,9]	31,379	30,453

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2021-NQM3, Class A1,
1.156%, due 11/27/56[5,9]	439,869	411,562
Series 2022-NQM1, Class A1,
2.277%, due 01/25/26[5,9]	787,702	760,476
ONE Mortgage Trust,
Series 2021-PARK, Class C,
1 mo. USD LIBOR + 1.100%,
1.975%, due 03/15/36[4,5]	850,000	803,480
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[5,9]	55,238	54,527
Series 2020-1, Class A1,
2.376%, due 01/26/60[5,9]	35,151	34,533
Series 2020-2, Class A1,
1.654%, due 05/25/60[5,9]	45,426	45,111
SLG Office Trust,
Series 2021-OVA, Class C,
2.851%, due 07/15/41[5]	150,000	125,142
Verus Securitization Trust,
Series 2019-4, Class A1,
2.642%, due 11/25/59[5,7]	36,982	36,878
Series 2020-4, Class A1,
1.502%, due 05/25/65[5,7]	41,637	39,996
Series 2020-5, Class A1,
1.218%, due 05/25/65[5,7]	93,403	89,248
Series 2021-1, Class A1,
0.815%, due 01/25/66[5,9]	131,358	125,186
Series 2021-4, Class A1,
0.938%, due 07/25/66[5,9]	117,902	104,095
Series 2021-5, Class A1,
1.013%, due 09/25/66[5,9]	419,374	374,870
Series 2021-R1, Class A1,
0.820%, due 10/25/63[5,9]	157,726	154,242
Series 2021-R3, Class A1,
1.020%, due 04/25/64[5,9]	276,746	266,271
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[5,9]	4,332	4,324
Series 2020-2, Class A1,
1.475%, due 04/25/65[5,9]	35,149	34,038

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.833%, due 05/15/51[9]	150,000	142,988
Total mortgage-backed securities
(cost—$17,124,865)		15,999,456

Non-U.S. government agency obligations—0.4%
Chile Government International Bond
3.125%, due 01/21/26	200,000	197,163
Mexico Government International Bond
3.250%, due 04/16/30	200,000	183,700
4.750%, due 04/27/32	200,000	201,300
Panama Government International Bond
6.700%, due 01/26/36	265,000	300,907
Total non-U.S. government agency obligations
(cost—$983,332)		883,070

U.S. government agency obligations—7.1%
Federal Home Loan Mortgage Corporation Certificates
3.000%, due 11/01/46	87,993	85,247
3.000%, due 07/01/47	111,614	107,842
3.000%, due 08/01/47	110,050	106,331
4.000%, due 05/01/47	99,937	101,454
5.000%, due 03/01/38	10,714	11,397
5.500%, due 05/01/37	49,559	53,411
5.500%, due 08/01/40	12,802	14,024
6.500%, due 08/01/28	25,059	26,837
Federal National Mortgage Association Certificates
2.000%, due 01/01/51	508,583	453,471
2.000%, due 03/01/51	1,817,293	1,615,863
2.500%, due 08/01/35	252,443	245,671
2.500%, due 08/01/51	1,131,998	1,043,919
3.000%, due 11/01/48	184,055	178,155
3.000%, due 02/01/50	192,495	185,086
3.500%, due 12/01/47	76,213	75,763
3.500%, due 02/01/48	527,884	524,769
4.000%, due 12/01/39	31,918	32,666
4.000%, due 02/01/41	15,700	16,069
4.000%, due 08/01/45	98,916	100,591
4.500%, due 09/01/37	110,338	115,125
4.500%, due 07/01/47	48,818	50,223
5.000%, due 10/01/39	4,810	5,113
5.000%, due 05/01/40	3,557	3,783
5.500%, due 08/01/39	17,971	19,408

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(concluded)
7.000%, due 08/01/32	75,618	84,490
7.500%, due 02/01/33	1,179	1,252
Government National Mortgage Association Certificate I
4.000%, due 07/15/42	26,467	27,245
Government National Mortgage Association Certificates II
3.000%, due 01/20/47	45,183	44,298
3.000%, due 07/20/47	124,181	121,562
3.000%, due 08/20/47	94,114	92,129
3.500%, due 04/20/47	115,366	115,646
6.000%, due 11/20/28	256	271
6.000%, due 02/20/29	535	566
6.000%, due 02/20/34	207,396	225,588
UMBS TBA
2.000%	5,350,000	4,741,930
2.500%	4,700,000	4,321,688
3.000%	2,375,000	2,262,435
Total U.S. government agency obligations (cost—$17,531,952)		17,211,318

U.S. Treasury obligations—0.4%
U.S. Treasury Inflation Index Notes (TIPS)
0.125%, due 10/15/26	704,632	717,789
U.S. Treasury Notes
2.500%, due 03/31/27	225,000	221,678
Total U.S. Treasury obligations
(cost—$965,530)		939,467

	Number of shares
Short-term investments—9.3%
Investment companies—9.3%
State Street Institutional U.S. Government Money Market Fund, 0.740%[10] (cost—$22,459,339)	22,459,339	22,459,339

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.800%[10] (cost—$199,550)	199,550	199,550

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

	Number of contracts	Notional amount		Value($)
Swaptions purchased—0.0%†
Put Interest rate swaptions—0.0%†
CDX North America High Yield Index Series 38, strike @99, expires 07/20/22((Counterparty BOA), underlying swap terminating 06/20/25) (cost—$24,600)	1,200,000	USD	1,200,000	10,509
Total investments (cost—$244,242,047)[11]—104.7%				252,719,835
Liabilities in excess of other assets—(4.7)%				(11,330,050)
Net assets—100.0%				$241,389,785

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,200	1,200,000	CDX North America High Yield Index Series 38, strike @94, terminating 06/20/25	BOA	Pay	07/20/22	9,864	(3,425)	6,439
USD	1,200	1,200,000	CDX North America High Yield Index Series 38, strike @96, terminating 06/20/25	BOA	Pay	07/20/22	13,800	(5,213)	8,587
Total swaptions written							23,664	(8,638)	15,026

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
81	USD	E-Mini Russell 1000 Value Index Futures	June 2022	6,281,704	6,341,895	60,191
115	USD	E-Mini Russell 2000 Index Futures	June 2022	11,141,194	10,705,925	(435,269)
U.S. Treasury futures buy contracts:
80	USD	U.S. Treasury Note 10 Year Futures	September 2022	9,599,386	9,556,250	(43,136)
4	USD	U.S. Treasury Note 2 Year Futures	September 2022	843,130	844,406	1,276
24	USD	U.S. Treasury Note 5 Year Futures	September 2022	2,707,944	2,710,875	2,931
9	USD	U.S. Ultra Treasury Note 10 Year Futures	September 2022	1,412,253	1,401,750	(10,503)
Total				31,985,611	31,561,101	(424,510)
Index futures sell contracts:
72	USD	S&P 500 E-Mini Index Futures	June 2022	(15,998,888)	(14,872,500)	1,126,388
Interest rate futures sell contracts:
6	USD	U.S. Long Bond Futures	September 2022	(843,741)	(836,625)	7,116
3	USD	U.S. Ultra Treasury Note 10 Year Futures	September 2022	(388,214)	(385,453)	2,761
Total				(17,230,843)	(16,094,578)	1,136,265
Net unrealized appreciation (depreciation)						711,755

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection[12]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America.Investment Grade Series 38	USD	6,000	06/20/27	Quarterly	1.000	(3,899)	(68,240)	(72,139)

Centrally cleared credit default swap agreements on credit indices—sell protection[14]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Series 37	USD	750	12/20/26	Quarterly	5.000	5,481	28,081	33,562

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund's  investments. In the event the Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	139,674,853	—	—	139,674,853
Preferred stocks	—	—	0	0
Exchange traded funds	6,299,292	—	—	6,299,292
Asset-backed securities	—	10,652,329	—	10,652,329
Corporate bonds	—	38,390,652	—	38,390,652
Mortgage-backed securities	—	15,999,456	—	15,999,456
Non-U.S. government agency obligations	—	883,070	—	883,070
U.S. government agency obligations	—	17,211,318	—	17,211,318
U.S. Treasury obligations	—	939,467	—	939,467
Short-term investments	—	22,459,339	—	22,459,339
Investment of cash collateral from securities loaned	—	199,550	—	199,550
Swaptions purchased	—	10,509	—	10,509
Futures contracts	1,200,663	—	—	1,200,663
Swap agreements	—	28,081	—	28,081
Total	147,174,808	106,773,771	0	253,948,579

Liabilities
Swaptions written	—	(8,638)	—	(8,638)
Futures contracts	(488,908)	—	—	(488,908)
Swap agreements	—	(68,240)	—	(68,240)
Total	(488,908)	(76,878)	—	(565,786)

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

At May 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $33,274,499, represented 13.8% of the Fund's net assets at period end.

6	Perpetual investment. Date shown reflects the next call date.

7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

9	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10	Rates shown reflect yield at May 31, 2022.

11	Includes $6,761,064 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $199,550 and non-cash collateral of $6,827,867.

12	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

13	Payments made or received are based on the notional amount.

14	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS U.S. Allocation Fund

Portfolio of investments – May 31, 2022 (unaudited)

Portfolio acronyms

ADR	American Depositary Receipt

BOA	Bank of America

DAC	Designated Activity Company

ETF	Exchange Traded Fund

FRN	Floating Rate Note

GS	Goldman Sachs

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

TBA	To-Be-Announced Security

TIPS	Treasury inflation protected securities

Currency type abbreviations

EUR	Euro

USD	United States Dollar

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated February 28, 2022.